Offsets	Mar. 02, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Zoom Video Communications, Inc.
Form or Filing Type	S-4
File Number	333-258815
Initial Filing Date	Aug. 13, 2021
Fee Offset Claimed	$ 182,859.66
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	43,673,988
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 15,057,382,692.48
Termination / Withdrawal Statement	The Registrant previously registered $15,057,382,692.48 in aggregate offering amount of Class A common stock pursuant to the Registration Statement on Form S-4 (File Number 333-258815) filed on August 13, 2021, as amended by Pre-Effective Amendment No. 1 filed on August 26, 2021 (the “Prior Registration Statement”). The Registrant has withdrawn the Prior Registration Statement and no securities were sold thereunder.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Zoom Video Communications, Inc.
Form or Filing Type	S-4
File Number	333-258815
Filing Date	Aug. 13, 2021
Fee Paid with Fee Offset Source	$ 182,859.66
Offset Note	The Registrant expects to offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Prior Registration Statement pursuant to Rule 457(p) under the Securities Act. The fee previously paid for the Prior Registration Statement was $1,642,760.45. Pursuant to Rule 457(p) under the Securities Act, the Registrant previously offset $192,507.12 of the total registration fees due under its Registration Statement on Form S-8 (File Number 333-263354), filed on March 8, 2022, $132,800.37 of the total registration fees due under its Registration Statement on Form S-8 (File Number 333-270264), filed on March 3, 2023, $168,978.58 of the total registration fees due under its Registration Statement on Form S-8 (File Number 333-277614), filed on March 4, 2024 and $201,872.85 of the total registration fees due under its Registration Statement on Form S-8 (File Number 333-285440), filed on February 28, 2025 against the fees previously paid in connection with the Prior Registration Statement, leaving a remaining balance of $946,601.53 available for future fee offsets by the Registrant. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this Registration Statement of $182,859.66 from the fees previously paid in connection with the Prior Registration Statement, with $763,741.87 remaining to be applied to future filings. Accordingly, no additional registration fee is being paid in connection with the filing of this Registration Statement.